Restructuring and Asset Impairment Charges, Net (Tables)	3 Months Ended
Dec. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
2014 actions	$1	$—
2013 actions	1	5
2012 and prior actions	1	2
Total	$3	$7
Charges reflected in restructuring and asset impairments, net	$3	$7

Disclosure of the restructuring reserve by balance sheet classification
As of December 27, 2013 and September 27, 2013, restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Accrued and other current liabilities	$90	$112
Other liabilities	18	18
Total	$108	$130

2014 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net
Restructuring and asset impairment charges, net, during the quarter ended December 27, 2013 related to the 2014 actions are as follows ($ in millions):

For the Quarter Ended December 27, 2013
Employee Severance and Benefits
ROW Installation & Services	1
Total	$1

Schedule of restructuring reserve by type of cost	The rollforward of the reserves from September 27, 2013 to December 27, 2013 is as follows ($ in millions):

Balance as of September 27, 2013	$—
Charges	1
Balance as of December 27, 2013	$1

2013 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net
Restructuring and asset impairment charges, net, during the quarter ended December 27, 2013 related to the 2013 actions are as follows ($ in millions):

	For the Quarter Ended December 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$(1)	$1	$—
ROW Installation & Services	(3)	—	(3)
Global Products	4	—	4
Total	$—	$1	$1

	For the Quarter Ended December 28, 2012
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
ROW Installation & Services	$2	$1	$3
Global Products	1	—	1
Corporate and Other	1	—	1
Total	$4	$1	$5
Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the 2013 actions are as follows ($ in millions):

	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$33	$2	$35
ROW Installation & Services	43	4	47
Global Products	13	2	15
Corporate and Other	3	—	3
Total	$92	$8	$100

Schedule of restructuring reserve by type of cost
The rollforward of the reserves from September 27, 2013 to December 27, 2013 is as follows ($ in millions):

Balance as of September 27, 2013	$68
Charges	6
Reversals	(5)
Utilization	(16)
Balance as of December 27, 2013	$53